Cover - USD ($)	12 Months Ended
	Jul. 31, 2025	Sep. 02, 2025	Jan. 31, 2025
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Jul. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--07-31
Entity File Number	1-3647
Entity Registrant Name	MAYS J W INC
Entity Central Index Key	0000054187
Entity Tax Identification Number	11-1059070
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	9 Bond Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	718
Local Phone Number	624-7400
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	MAYS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 20,796,192
Entity Common Stock, Shares Outstanding		2,015,780
Documents Incorporated by Reference [Text Block]	List hereunder the following documents if incorporated by reference and the Part of the Form 10-K (e.g., Part I, Part II, etc.) into which the document is incorporated: (1) Any annual report to security holders; (2) Any proxy or information statement; and (3) Any prospectus filed pursuant to Rule 424(b) or (c) under the Securities Act of 1933. The listed documents should be clearly described for identification purposes (e.g., annual report to security holders for fiscal year ended December 24, 1980).
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Prager Metis CPAs, LLC
Auditor Location	Hackensack, New Jersey
Auditor Firm ID	273